K&L Gates LLP

70 W. Madison, Suite 3100

Chicago, IL 60602

312-372-1121

April 30, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	State Farm Mutual Fund Trust
State Farm Equity Fund
State Farm Small/Mid Cap Equity Fund
State Farm International Equity Fund
State Farm S&P 500 Index Fund
State Farm Small Cap Index Fund
State Farm International Index Fund
State Farm Equity and Bond Fund
State Farm Bond Fund
State Farm Tax Advantaged Bond Fund
State Farm Money Market Fund
State Farm LifePath® Retirement Fund
State Farm LifePath 2020® Fund
State Farm LifePath 2030® Fund
State Farm LifePath 2040® Fund
State Farm LifePath 2050® Fund

File Nos. 333-42004; 811-10027
Post-Effective Amendment No. 34

Ladies and Gentlemen:

We have acted as counsel to State Farm Mutual Fund Trust (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), and we have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP

K&L Gates LLP